Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Receivable From Independent Contractors [Abstract]
Revenues	$ 40,097	$ 37,966	$ 36,496
Pretax profits	$ 24,477	$ 22,176	$ 21,238